MAINSTAY VP FUNDS TRUST

MainStay VP Janus Henderson Balanced Portfolio

(the “Portfolio”)

Supplement dated December 27, 2019 (“Supplement”) to the

Statement of Additional Information (“SAI”), dated May 1, 2019, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the SAI.

The SAI section entitled “Portfolio Managers” is amended as follows:

1.	The table beginning on page 109 is amended to include the following:

a.	Effective immediately:
		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	PORTFOLIOS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Michael Keough**	MainStay VP Janus Henderson Balanced Portfolio	2 RICs $4,500,000,000	5 Accounts $1,084,000,000	18 Accounts $8,545,000,000	0	0	1 Account $4,869,000,000

**The information presented for Michael Keough is as of November 30, 2019.

b.	Effective February 1, 2020:
		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	PORTFOLIOS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Greg Wilensky***	MainStay VP Janus Henderson Balanced Portfolio	0	0	0	0	0	0

***The information presented for Greg Wilensky is as of November 30, 2019.

2.	The table beginning on page 123 is amended to include the following:

a.	Effective immediately:
PORTFOLIO MANAGER	PORTFOLIO	$ RANGE OF OWNERSHIP
Michael Keough*	NONE	0

*The information presented for Michael Keough is as of November 30, 2019.

b.	Effective February 1, 2020:
PORTFOLIO MANAGER	PORTFOLIO	$ RANGE OF OWNERSHIP
Greg Wilensky**	NONE	0

**The information presented for Greg Wilensky is as of November 30, 2019.

3.	Effective December 31, 2019, Darrel Watters will no longer serve as a portfolio manager for the Portfolio. All references to Mr. Watters will be deleted at that time.

4.	Effective February 1, 2020 Mayur Saigal will no longer serve as a portfolio manager for the Portfolio. All references to Mr. Saigal will be deleted at that time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.